UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-21237

                    Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices)               (Zip code)

Christopher E. Kashmerick
Unified Fund Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:     09/30

Date of reporting period:06/30/09

Form N-Q is to be used by management investment companies, other than small business investment  companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Iron Strategic Income Fund
Schedule of Investments
June 30, 2009
(Unaudited)

Mutual Funds - 39.98%	Shares	Value

AIM High Yield Fund - Institutional Class	740,600	$ 2,555,070
Artio Global High Income Fund - Institutional Class	760,356	6,653,115
Columbia High Income Fund - Class Z	354,113	2,446,924
Credit Suisse Global High Yield Fund, Inc.	11,124	83,988
Delaware High-Yield Opportunities Fund - Class I	364,912	1,240,700
Fidelity High Income Fund	1,586,729	11,598,989
Franklin High Income Fund - Administrative Class	309,134	525,528
Goldman Sachs High Yield Fund - Institutional Class	1,484,296	8,935,459
JPMorgan High Yield Bond Fund - Select shares	146,413	994,143
Lord Abbett Bond-Debenture Fund, Inc. - Class I	821,254	5,288,875
Nuveen High Yield Bond Fund - Class R	96,841	1,405,163
PIMCO High Yield Fund - Institutional Class	390,484	2,936,443
Principal High Yield Fund - Institutional Class	1,143,860	7,961,269
Putnam High Yield Advantage Fund - Class Y	883,501	4,523,526
TIAA-CREF High Yield Fund - Institutional Class	190,812	1,595,184
Vanguard High Yield Corporate Fund - Admiral shares	202,020	989,899

TOTAL MUTUAL FUNDS (Cost $51,578,309)		59,734,275

Money Market Securities - 53.98%

Federated Treasury Obligations Fund - Institutional shares - 0.06% (a)	22,642,386	22,642,386
Fidelity Institutional Money Market: Treasury Only Fund - Class I - 0.13% (a)	12,717,174	12,717,174
First American Treasury Obligations Fund - Class Z - 0.02% (a)	22,642,385	22,642,385
First American Government Obligations Fund - Class Z - 0.20% (a)	22,642,386	22,642,386

TOTAL MONEY MARKET SECURITIES (Cost $80,644,331)		80,644,331

TOTAL INVESTMENTS (Cost $132,222,640) - 93.96%		$ 140,378,606

Cash & other assets less liabilities - 6.04%		9,028,929

TOTAL NET ASSETS - 100.00%		$ 149,407,535

(a) Variable rate security; the money market rate shown represents the rate at June 30, 2009.

Tax Related, excluding swaps
Unrealized appreciation		$ 8,241,717
Unrealized depreciation		(85,751)
Net unrealized appreciation		$ 8,155,966

Aggregate cost of securities for income tax purposes		$ 132,222,640

*See accompany notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Schedule of Investments - continued
June 30, 2009
(Unaudited)
	Termination	Notional	Appreciation/
Credit Default Swaps (b)	Date	Amount	(Depreciation)

CDX North America High Yield Credit Default Swap Index, agreements with Morgan Stanley, effective March 20, 2009, to pay a premium equal to 5.00% of the notional amount.
	6/20/2014	$ 28,800,000	$ (392,923)
Upon a credit event, the Fund receives a protection payment from the counterparty equal to the proportional notional amount.
(b) See Related Notes to the Financial Statements.
*See accompany notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Related Notes to the Schedule of Investments
June 30, 2009
(Unaudited)

Securities Valuations and Fair Value Measurements- The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), on October 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. In addition, in April 2009, FASB issued Staff Position No. 157-4, “Determining Fair Value When the Volume and Activity for the Asset or Liability Have Significantly Decreased and Indentifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 further clarifies the requirements of FAS 157. The Fund adopted FAS 157-4 as of June 30, 2009.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

·	Level 1 – quoted prices in active markets for identical securities

·	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

·	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service, the security will be classified as a Level 1 security. Sometimes, a preferred security owned by the Funds will be valued by the pricing service with factors other than market quotations. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, exchange-traded funds, and closed-end funds are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Iron Strategic Income Fund
Related Notes to the Schedule of Investments - continued
June 30, 2009
(Unaudited)

Fixed income securities (corporate bonds, asset-backed securities, U.S. government securities and U.S. government agency securities) are generally valued using market quotations and will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

The Fund may enter into credit default swap agreements. A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer, or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on the Fund’s books and records. The credit default swaps are marked to market daily based upon quotes received from a pricing service and any change in value is recorded in unrealized gain/loss. Periodic payments paid or received are recorded in realized gain/loss. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the statement of operations. Payments made or received as a result of a credit event or termination of the contract, are recognized, net of a proportional amount of the upfront payment, as realized gains/losses. In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform. The risk of loss may exceed the fair value of these contracts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end are listed after the Fund’s portfolio. Credit default swaps will generally be classified as Level 2 securities.

In accordance with Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), the credit default swap can be found on the balance sheet under receivable/payable for swap agreement, under net assets – accumulated undistributed realized gain (loss) on investments, and under net assets – net unrealized appreciation (depreciation) on swaps.

Iron Strategic Income Fund
Related Notes to the Schedule of Investments - continued
June 30, 2009
(Unaudited)

At June 30, 2009, the payable for swap agreements was $448,640, the accumulated undistributed realized gain (loss) was $4,688,295 and the net unrealized appreciation (depreciation) was $(392,923). For the reporting period ended June 30, 2009, the realized gain (loss) was $3,422,424 and the unrealized appreciation (depreciation) was $(387,109). The Fund had total notional value purchased of $463,600,000 and total notional value sold of $475,650,000.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mutual Funds	$ 59,734,275	$ -	$ -	$ 59,734,275
Money Market Securities	80,644,331	-	-	80,644,331
Other Financial Instruments*	-	(392,923)	-	(392,923)
Total	$ 140,378,606	$ (392,923)	$ -	$139,985,683

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Futures Contracts - The Fund may enter into futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short Sales - The Fund may engage in short selling activities. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transactions costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Depending on market conditions, the Fund may have difficulty purchasing the security sold short, and could be forced to pay a premium for the security. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund’s return. The Advisor does not intend to use leverage with respect to its short positions; as a result, the Fund’s portfolio under normal circumstances, will always include sufficient cash equivalents (such as money market instruments, U.S. Treasury Bills, money market funds or repurchase agreements) to cover its obligations to close its short positions.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or is estimated daily in instances when the Fund holds investments in other registered investment companies that are established as “daily dividend funds”, but only distribute on a monthly basis. Interest income is recorded on an accrual basis and discounts and premiums on securities purchased are amortized over the life of the respective securities, using the effective interest method.

FCI Funds
FCI Equity Fund
Schedule of Investments
June 30, 2009
(Unaudited)

Common Stocks - 93.49%	Shares	Value

Accident & Health Insurance - 2.32%
Aflac, Inc.	8,500	$ 264,265

Agriculture Chemicals - 1.95%
Monsanto Co.	3,000	223,020

Aircraft Engines & Engine Parts - 2.00%
United Technologies Corp.	4,400	228,624

Biological Products (No Diagnostic Substances) - 2.46%
Gilead Sciences, Inc. (a)	6,000	281,040

Computer & Office Equipment - 2.10%
International Business Machines Corp.	2,300	240,166

Computer Communications Equipment - 1.96%
Cisco Systems, Inc. (a)	12,000	223,680

Computer Storage Devices - 2.30%
EMC Corp. (a)	20,000	262,000

Crude Petroleum & Natural Gas - 1.90%
Apache Corp.	3,000	216,450

Electronic & Other Electrical Equipment - 1.99%
Emerson Electric Co.	7,000	226,800

Fire, Marine & Casualty Insurance - 2.16%
Berkshire Hathaway, Inc. - Class B (a)	85	246,137

Food & Kindred Products - 2.06%
Campbell Soup Co.	8,000	235,360

Grain Mill Products - 2.26%
General Mills, Inc.	4,600	257,692

Hazardous Waste Management - 2.12%
Stericycle, Inc. (a)	4,700	242,191

Heavy Construction Other than Building Construction - Contractors - 2.02%
Fluor Corp.	4,500	230,805

Industrial Instruments for Measurement - 1.73%
Danaher Corp.	3,200	197,568
*See accompany notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
June 30, 2009
(Unaudited)

Common Stocks - 93.49% - continued	Shares	Value

Measuring & Controlling Devices - 2.14%
Thermo Fisher Scientific, Inc. (a)	6,000	$ 244,620

Metal Mining - 1.32%
Freeport-McMoRan Copper & Gold, Inc.	3,000	150,330

Natural Gas Transmission & Distribution - 2.22%
Spectra Energy Corp.	15,000	253,800

Oil & Gas Field Services - 1.90%
Schlumberger Ltd.	4,000	216,440

Perfumes, Cosmetics & Other Toilet Preparations - 1.86%
Colgate-Palmolive Co.	3,000	212,220

Petroleum Refining - 3.61%
Suncor Energy, Inc.	8,000	242,720
Valero Energy Corp.	10,000	168,900
		411,620

Pharmaceutical Preparations - 6.36%
Abbott Laboratories	5,000	235,200
Celgene Corp. (a)	5,500	263,120
Johnson & Johnson	4,000	227,200
		725,520

Radio & TV Broadcasting & Communications Equipment - 4.28%
L-3 Communications Holdings, Inc.	3,000	208,140
QUALCOMM, Inc.	6,200	280,240
		488,380

Refuse Systems - 1.81%
Veolia Environnement (b)	7,000	206,780

Retail - Computer & Computer Software Stores - 2.51%
GameStop Corp. - Class A (a)	13,000	286,130

Retail - Eating Places - 3.48%
McDonald's Corp.	4,000	229,960
Yum! Brands, Inc.	5,000	166,700
		396,660

Retail - Lumber & Other Building Materials Dealers - 2.21%
Lowe's Companies, Inc.	13,000	252,330
*See accompany notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
June 30, 2009
(Unaudited)

Common Stocks - 93.49% - continued	Shares	Value

Retail - Variety Stores - 1.70%
Wal-Mart Stores, Inc.	4,000	$ 193,760

Security & Commodity Brokers, Dealers, Exchanges & Services - 2.24%
NASDAQ OMX Group, Inc. / The (a)	12,000	255,720

Security Brokers, Dealers & Flotation Companies - 2.15%
Charles Schwab Corp. / The	14,000	245,560

Services - Business Services - 1.80%
eBay, Inc. (a)	12,000	205,560

Services - Computer Programming, Data Processing, Etc. - 2.95%
Google, Inc. - Class A (a)	800	337,272

Services - Educational Services - 2.06%
DeVry, Inc.	4,700	235,188

Services - Personal Services - 1.21%
H&R Block, Inc.	8,000	137,840

Services - Prepackaged Software - 4.71%
Microsoft Corp.	10,000	237,700
Oracle Corp.	14,000	299,880
		537,580

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 1.78%
Ecolab, Inc.	5,200	202,748

State Commercial Banks - 1.74%
Northern Trust Corp.	3,700	198,616

Surgical & Medical Instruments & Apparatus - 1.97%
Covidien Ltd.	6,000	224,640

Telephone & Telegraph Apparatus - 2.18%
Research in Motion Ltd. (a)	3,500	248,675

Wholesale - Groceries & Related Products - 1.97%
Sysco Corp.	10,000	224,800

TOTAL COMMON STOCKS (Cost $10,492,422)		10,668,587
*See accompany notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
June 30, 2009
(Unaudited)

	Shares	Value
Exchange-Traded Funds - 1.62%
PowerShares Global Clean Energy Portfolio	12,500	$ 184,500

TOTAL EXCHANGE-TRADED FUNDS (Cost $198,636)		184,500

Money Market Securities - 6.38%
Fidelity Institutional Government Portfolio - Class I, 0.25% (c)	728,500	728,500

TOTAL MONEY MARKET SECURITIES (Cost $728,500)		728,500

TOTAL INVESTMENTS (Cost $11,419,558) - 101.49%		$ 11,581,587

Liabilities in excess of other assets - (1.49)%		(169,707)

TOTAL NET ASSETS - 100.00%		$ 11,411,880

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at June 30, 2009.

Tax Related
Gross unrealized appreciation		$ 721,620
Gross unrealized (depreciation)		(559,591)
Net unrealized appreciation		$ 162,029

Aggregate cost of securities for income tax purposes		$ 11,419,558
*See accompany notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments
June 30, 2009
(Unaudited)
	Principal
	Amount	Value
Corporate Bonds - 55.40%
Aflac, Inc., 8.500%, 05/15/2019	$ 250,000	$ 267,583
Allstate Corp., 5.000%, 08/15/2014	200,000	198,468
Allstate Life Global Funding Trust, 4.250%, 02/26/2010	250,000	252,166
American Express Credit Co., 7.300%, 08/20/2013	552,000	574,427
Amgen, Inc., 4.850%, 11/18/2014	25,000	26,439
Analog Devices, Inc., 5.000%, 07/01/2014	300,000	300,841
Anheuser-Busch Companies, Inc., 7.750%, 01/15/2019	75,000	82,164
AT&T, Inc. 4.125%, 09/15/2009	210,000	211,068
Bank of America Corp., 7.400%, 01/15/2011	325,000	333,756
Barrick Gold Finance Co. LLC, 6.125%, 09/15/2013	269,000	288,910
Best Buy Co., Inc., 6.750%, 07/15/2013	225,000	233,100
Boeing Co., 5.000%, 03/15/2014	200,000	210,785
Canadian Pacific Railway Co., 6.500%, 05/15/2018	31,000	30,861
Charles Schwab Corp. / The, 6.375%, 09/01/2017	220,000	228,921
Cigna Corp., 8.500%, 05/01/2019	125,000	126,943
Cisco Systems, Inc., 5.250%, 02/22/2011	300,000	316,456
Citigroup, Inc., 5.500%, 04/11/2013	600,000	562,814
CME Group, Inc., 5.750%, 02/15/2014	250,000	266,874
Coca-Cola Co., 5.350%, 11/15/2017	250,000	267,438
Comcast Corp., 5.450%, 11/15/2010	200,000	208,027
Comcast Corp., 6.500%, 01/15/2015	99,000	105,130
Compass Bank, 5.900%, 04/01/2026	200,000	131,249
Corning, Inc., 6.050%, 06/15/2015	250,000	245,516
Credit Suisse U.S.A., Inc., 6.125%, 11/15/2011	200,000	214,247
Credit Suisse U.S.A., Inc., 5.125%, 08/15/2015	125,000	128,346
Deutsche Telekom International Finance BV, 5.875%, 08/20/2013	225,000	236,224
Devon Energy Corp., 5.625%, 01/15/2014	125,000	131,822
Diageo Capital plc, 7.375%, 01/15/2014	200,000	226,511
Dow Chemical Co., 7.600%, 05/15/2014	96,000	98,980
E.I. DuPont de Nemours & Co., 4.125%, 04/30/2010	250,000	255,480
FedEx Corp., 7.375%, 01/15/2014	275,000	297,285
Fifth Third Bancorp., 0.964%, 05/17/2013 (a)	250,000	196,631
General Electric Capital Corp., 6.875%, 11/15/2010	300,000	312,944
General Electric Capital Corp., 1.158%, 11/01/2012 (a)	300,000	270,859
General Electric Global Insurance Holding Corp., 7.000%, 02/15/2026	180,000	141,402
Goldman Sachs Group, Inc., 4.750%, 07/15/2013	200,000	200,448
Hewlett-Packard Co., 4.500%, 03/01/2013	200,000	208,107
Home Depot, Inc., 5.400%, 03/01/2016	200,000	199,920
Huntington National Bank, 5.375%, 02/28/2019	250,000	159,368
Husky Energy, Inc., 5.900%, 06/15/2014	125,000	130,908
International Paper Co., 9.375%, 05/15/2019	125,000	127,624
Invesco Ltd., 4.500%, 12/15/2009	175,000	175,756
Keycorp, 6.500%, 05/14/2013	200,000	199,432
Lowe's Companies, Inc., 5.600%, 09/15/2012	250,000	267,548
Marriott International, Inc., 5.625%, 02/15/2013	150,000	148,204
Marshall & Ilsley Corp., 5.626%, 08/17/2009	225,000	224,278
Merrill Lynch & Co., 1.591%, 01/15/2015 (a)	200,000	159,803
Merrill Lynch & Co., 5.300%, 09/30/2015	250,000	239,324
Metlife, Inc., 6.817%, 08/15/2018	250,000	252,201
Metlife, Inc., 6.125%, 12/01/2011	122,000	127,789
Morgan Stanley, 5.050%, 01/21/2011	350,000	357,033
*See accompany notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
June 30, 2009
(Unaudited)
	Principal
	Amount	Value
Corporate Bonds - 55.40% - continued
Nationwide Life Insurance Co., 1.026%, 05/19/2010 (a)	$ 225,000	$ 208,643
New York Life Insurance Co., 5.250%, 10/16/2012	450,000	476,848
Oracle Corp., 5.000%, 01/15/2011	300,000	314,606
Pfizer, Inc., 5.350%, 03/15/2015	200,000	215,184
Progressive Corp., 6.375%, 01/15/2012	240,000	243,012
Prudential Financial, Inc., 5.150%, 01/15/2013	200,000	194,243
Sempra Energy, 8.900%, 11/15/2013	150,000	167,768
Sempra Energy, 6.500%, 06/01/2016	250,000	261,323
SunTrust Banks, Inc., 6.000%, 09/11/2017	400,000	362,708
Telecom Italia Capital, 6.175%, 06/18/2014	140,000	141,728
Toyota Motor Credit Corp., 5.170%, 01/11/2012	225,000	225,167
Travelers Companies, Inc., 5.375%, 06/15/2012	250,000	254,411
Tyco International Finance S.A., 6.000%, 11/15/2013	105,000	106,867
Tyco International Finance S.A., 8.500%, 01/15/2019	75,000	83,297
Verizon Communications, Inc., 4.900%, 09/15/2015	110,000	110,016
Vodafone Group plc., 7.750%, 02/15/2010	200,000	206,793
Wachovia Corp., 4.375%, 06/01/2010	200,000	204,875
Waddell & Reed Financial, Inc., 5.600%, 01/15/2011	110,000	110,272
Wal-Mart Stores, Inc., 4.550%, 05/01/2013	150,000	157,317
Wells Fargo & Co., 5.250%, 10/23/2012	300,000	310,774

TOTAL CORPORATE BONDS (Cost $15,229,455)		15,514,262

U.S. Government Agency Obligations - 14.28%
Federal Home Loan Mortgage Corp., 6.625%, 09/15/2009	250,000	253,290
Federal Home Loan Mortgage Corp., 5.125%, 07/15/2012	1,085,000	1,189,580
Federal Home Loan Mortgage Corp., 5.500%, 08/20/2012	650,000	719,776
Federal National Mortgage Association, 6.625%, 11/15/2010	975,000	1,052,740
Federal National Mortgage Association, 5.375%, 06/12/2017	700,000	782,270

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,847,122)		3,997,656

Asset-Backed Securities - 5.64%
Capital Auto Receivables Asset Trust, 2006-2, 0.379%, 05/15/2011 (a)	97,818	97,587
Capital Auto Receivables Asset Trust, 2007-2, 5.39%, 02/18/2014	210,000	216,118
Chase Insurance Trust, 2005-A7, 4.550%, 03/15/2013	250,000	258,497
Chase Insurance Trust, 2005-A10, 4.650%, 12/17/2012	350,000	361,545
Chase Insurance Trust, 2005-A15, 4.960%, 09/17/2012	300,000	310,669
Chase Insurance Trust, 2007-A1, 0.339%, 03/15/2013	340,000	334,206

TOTAL ASSET-BACKED SECURITIES (Cost $1,499,507)		1,578,622

Mortgage-Backed Securities - 8.04%
Federal Home Loan Mortgage Corp., Pool # A57160, 5.500%, 02/01/2037	419,765	434,190
Federal National Mortgage Association, Pool # 832648, 5.000%, 09/01/2035	409,888	418,838
Federal National Mortgage Association, Pool # 832949, 5.000%, 09/01/2035	254,798	260,362
Federal National Mortgage Association, Pool # 745133, 5.500%, 11/01/2035	416,634	431,732
Federal National Mortgage Association, Pool # 845549, 5.500%, 01/01/2036	351,738	364,815
Federal National Mortgage Association, Pool # 878104, 5.500%, 04/01/2036	330,214	341,613

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,139,342)		2,251,550
*See accompany notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
June 30, 2009
(Unaudited)
	Principal
	Amount	Value
U.S. Government Securities - 11.39%
U.S. Treasury Bond, 6.250%, 08/15/2023	$ 245,000	$ 298,517
U.S. Treasury Bond, 4.500%, 05/15/2038	125,000	129,082
U.S. Treasury Note, 0.875%, 01/31/2011	700,000	700,604
U.S. Treasury Note, 0.875%, 04/30/2011	600,000	598,430
U.S. Treasury Note, 1.750%, 01/31/2014	630,000	612,482
U.S. Treasury Note, 1.875%, 04/30/2014	275,000	266,943
U.S. Treasury Note, 4.875%, 08/15/2016	210,000	232,231
U.S. Treasury Note, 4.500%, 05/15/2017	125,000	134,932
U.S. Treasury Note, 2.750%, 02/15/2019	230,000	215,481

TOTAL U.S. GOVERNMENT SECURITIES (Cost $3,200,838)		3,188,702

	Shares
Preferred Stocks - 0.08%
Fannie Mae - Series S., 8.250%	16,000	21,440

TOTAL PREFERRED STOCKS (Cost $400,000)		21,440

Exchange-Traded Funds - 3.84%
iShares S&P U.S. Preferred Stock Index Fund	33,500	1,076,690

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,066,689)		1,076,690

TOTAL INVESTMENTS (Cost $27,382,953) - 98.67%		$ 27,628,922

Cash & other assets less liabilities - 1.33%		373,804

TOTAL NET ASSETS - 100.00%		$ 28,002,726

(a) Variable rate securities; the coupon rate shown represents the rate at June 30, 2009.

Tax Related
Gross unrealized appreciation		$ 878,007
Gross unrealized (depreciation)		(632,038)
Net unrealized appreciation		$ 245,969

Aggregate cost of securities for income tax purposes		$ 27,382,953
*See accompany notes which are an integral part of these financial statements.

FCI Funds
Notes to the Schedule of Investments
June 30, 2009
(Unaudited)

Securities Valuation and Fair Value Measurements - The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), on October 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. In addition, in April 2009, FASB issued Staff Position No. 157-4, “Determining Fair Value When the Volume and Activity for the Asset or Liability Have Significantly Decreased and Indentifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 further clarifies the requirements of FAS 157. The Fund adopted FAS 157-4 as of June 30, 2009.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service, the security will be classified as a Level 1 security. Sometimes, a preferred security owned by the Funds will be valued by the pricing service with factors other than market quotations. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, exchange-traded funds, and closed-end funds are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities (corporate bonds, asset-backed securities, U.S. government securities and U.S. government agency securities) are generally valued using market quotations and will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques

FCI Funds
Notes to the Schedule of Investments - continued

June 30, 2009
(Unaudited)

based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

The following is a summary of the inputs used to value the Equity Fund’s investments as of June 30, 2009:

Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 10,668,587	$ -	$ -	$ 10,668,587
Exchange-Traded Funds	184,500	-	-	184,500
Money Market Securities	728,500	-	-	728,500
Total	$ 11,581,587	$ -	$ -	$ 11,581,587

The Equity Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Equity Fund did not hold any derivative instruments during the reporting period.

FCI Funds
Notes to the Schedule of Investments - continued

June 30, 2009
(Unaudited)

The following is a summary of the inputs used to value the Bond Fund’s investments as of June 30, 2009:

Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$ -	$ 15,514,262	$ -	$ 15,514,262
U.S. Government Agency Obligations	-	3,997,656	-	3,997,656
Asset-Backed Securities	-	1,578,622	-	1,578,622
Mortgage-Backed Securities	-	2,251,550	-	2,251,550
U.S. Government Securities	-	3,188,702	-	3,188,702
Preferred Stocks	21,440	-	-	21,440
Exchange-Traded Funds	1,076,690	-	-	1,076,690
Total	$ 1,098,130	$ 26,530,792	$ -	$ 27,628,922

The Bond Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Bond Fund did not hold any derivative instruments during the reporting period.

Security Transactions and Related Income- The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Item 2. Controls and Procedures.

(a)     Based on an evaluation of the registrant’s disclosure controls and procedures as of August 20, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By      /s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date: 8/25/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date: 8/25/2009

By /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, Treasurer

Date: 8/25/2009